Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Income Tax Expense

(a) Income tax expense for the years ended December 31, 2016, 2017 and 2018 was as follows:

	2016		2017	2018
	(in millions of Won)
Current income taxes (*1)	￦	699,269	864,143	1,577,581
Deferred income tax due to temporary differences		(209,706)	300,037	(38,851)
Items recorded directly in equity		(110,019)	21,560	144,900

Income tax expense	￦	379,544	1,185,740	1,683,630

(*1)	Refund (additional payment) of income taxes when filing a final corporation tax return credited (charged) directly to current income taxes.

Income Tax Credit (Charged) Directly to Equity

(b) The income taxes credited (charged) directly to equity for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in millions of Won)
Net changes in fair value of equity investments at fair value through other comprehensive income	￦	(100,550)	1,271	47,423
Remeasurements of defined benefit plans		(11,722)	22,208	56,289
Gain on sale of treasury shares		(10)	(40)	(50)
Others		2,263	(1,879)	41,238

	￦	(110,019)	21,560	144,900

Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded

(c) The following table reconciles the calculated income tax expense based on POSCO’s statutory rate (27.5%) to the actual amount of taxes recorded by the Company for the years ended December 31, 2016, 2017 and 2018.

	2016		2017	2018
	(in millions of Won)
Profit before income tax expense	￦	1,411,609	4,095,051	3,616,016
Income tax expense computed at statutory rate		341,148	990,540	982,287
Adjustments:
Tax credits		(30,124)	(40,757)	(32,103)
Additional Income tax expense for prior years (Over provisions from prior years)		(11,829)	(20,912)	44,336
Tax effect from tax audit		—	—	130,196
Investment in subsidiaries, associates and joint ventures		76,751	55,113	114,856
Tax effects due to permanent differences		(9,962)	4,798	64,708
Effect of tax rate change (*1)		—	175,647	—
Others (*2)		13,560	21,311	379,350

		38,396	195,200	701,343

Income tax expense	￦	379,544	1,185,740	1,683,630

Effective tax rate (%)		26.89%	28.96%	46.56%

(*1)

During the year ended December 31, 2017, the statutory rate changed from 24.2% to 27.5% for taxable income in excess of ￦300,000 million was enacted as a result of a revision to Korean tax law, which will be effective from 2018.

(*2)	Includes the effect of undeductible impairment loss related to Synthetic Natural Gas (SNG) facility for the year ended December 31, 2018.

Movements in Deferred Tax Assets (Liabilities)

(d) The movements in deferred tax assets (liabilities) for the years ended December 31, 2017 and 2018 were as follows:

	2017				2018
	Beginning		Inc. (Dec.)	Ending	Beginning	Inc. (Dec.)	Ending
	(in millions of Won)
Deferred income tax due to temporary differences
Allowance for doubtful accounts (*1)	￦	213,119	60,875	273,994	273,994	(92,851)	181,143
Reserve for technology developments		(91,960)	53,973	(37,987)	(37,987)	37,987	—
PP&E — Depreciation		(11,639)	26,280	14,641	14,641	(4,804)	9,837
Share of profit or loss of equity-accounted investees		70,259	125,783	196,042	196,042	31,552	227,594
Allowance for inventories valuation		15,651	(4,871)	10,780	10,780	(104)	10,676
PP&E — Revaluation		(1,524,149)	(304,015)	(1,828,164)	(1,828,164)	(33,548)	(1,861,712)
Prepaid expenses		19,665	335	20,000	20,000	(2,741)	17,259
PP&E — Impairment loss		5,295	245	5,540	5,540	(927)	4,613
Gain or loss on foreign currency translation		(5,957)	(42,515)	(48,472)	(48,472)	10,462	(38,010)
Defined benefit obligations		361,838	68,279	430,117	430,117	70,334	500,451
Plan assets		(355,661)	(41,960)	(397,621)	(397,621)	(66,940)	(464,561)
Provision for construction losses		997	(556)	441	441	6,964	7,405
Provision for construction warranty		24,322	4,395	28,717	28,717	41,601	70,318
Accrued income		(9,441)	(3,474)	(12,915)	(12,915)	(179)	(13,094)
Others (*1)		750,151	(55,834)	694,317	694,317	(233,026)	461,291

		(537,510)	(113,060)	(650,570)	(650,570)	(236,220)	(886,790)

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income (*1)		(50,507)	1,271	(49,236)	(49,236)	206,121	156,885
Others		51,832	20,329	72,161	72,161	58,111	130,272

		1,325	21,600	22,925	22,925	264,232	287,157

Deferred tax from tax credit
Tax credit carry-forward and others		307,335	(189,303)	118,032	118,032	(2,443)	115,589
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		86,130	(17,704)	68,426	68,426	135,512	203,938

	￦	(142,720)	(298,467)	(441,187)	(441,187)	161,081	(280,106)

(*1)	These changes includes the cumulative impact of initial application of IFRS No. 15 and IFRS No. 9.

Summary of Deferred Tax Assets And Liabilities

(e) Deferred tax assets and liabilities for the years ended December 31, 2017 and 2018 are as follows:

	2017				2018
	Assets		Liabilities	Net	Assets	Liabilities	Net
	(in millions of Won)
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	273,994	—	273,994	181,143	—	181,143
Reserve for technology developments		—	(37,987)	(37,987)	—	—	—
PP&E — Depreciation		59,912	(45,271)	14,641	55,354	(45,517)	9,837
Share of profit or loss of equity-accounted investees		236,637	(40,595)	196,042	278,466	(50,872)	227,594
Allowance for inventories valuation		10,780	—	10,780	10,676	—	10,676
PP&E — Revaluation		—	(1,828,164)	(1,828,164)	—	(1,861,712)	(1,861,712)
Prepaid expenses		20,000	—	20,000	17,259	—	17,259
PP&E — Impairment loss		5,639	(99)	5,540	5,240	(627)	4,613
Gain or loss on foreign currency translation		113,760	(162,232)	(48,472)	121,797	(159,807)	(38,010)
Defined benefit obligations		430,117	—	430,117	500,451	—	500,451
Plan assets		—	(397,621)	(397,621)	—	(464,561)	(464,561)
Provision for construction losses		441	—	441	7,405	—	7,405
Provision for construction warranty		28,717	—	28,717	70,318	—	70,318
Accrued income		—	(12,915)	(12,915)	—	(13,094)	(13,094)
Others		746,367	(52,050)	694,317	857,583	(396,292)	461,291

		1,926,364	(2,576,934)	(650,570)	2,105,692	(2,992,482)	(886,790)

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		110,865	(160,101)	(49,236)	247,921	(91,036)	156,885
Others		92,981	(20,820)	72,161	153,609	(23,337)	130,272

		203,846	(180,921)	22,925	401,530	(114,373)	287,157

Deferred tax from tax credit
Tax credit carry-forward and others		118,032	—	118,032	115,589	—	115,589
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		563,406	(494,980)	68,426	547,662	(343,724)	203,938

	￦	2,811,648	(3,252,835)	(441,187)	3,170,473	(3,450,579)	(280,106)